UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30 /10

The following N-CSR relates only to the series of the Registrant listed below, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Equity Income Fund

Dreyfus Institutional Income Advantage Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Markets Debt
Local Currency Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Markets Debt Local Currency Fund, covering the six-month period from June 1, 2010, through November 30, 2010.

Bonds delivered respectable returns despite periodic bouts of volatility stemming from domestic and global economic uncertainty. Although U.S. GDP growth was positive throughout the reporting period, the economic recovery has been milder than historical averages. Stubbornly high levels of unemployment and persistent weakness in housing markets weighed on domestic economic activity, and a sovereign debt crisis in Europe sparked a global “flight to quality” toward traditional safe havens, including U.S. government securities. Low inflation and a stimulative monetary policy also supported longer-term bond prices.

We are cautiously optimistic regarding economic and market prospects in 2011. A weaker U.S. dollar is likely to support exports and limit imports, residential construction appears set to begin recovering from depressed levels, and employment growth has begun to expand enough to generate gains in wage and salary income. However, we expect inflationary pressures and short-term interest rates to remain low for some time to come.As always, to determine how these current market factors may affect your portfolio investments, we urge you to talk with your financial advisor to ensure that you are positioned appropriately to meet your current and future investment needs.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2010, through November 30, 2010, as provided by Alexander Kozhemiakin and Javier Murcio, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2010, Dreyfus Emerging Markets Debt Local Currency Fund’s Class A shares produced a total return of 7.42%, Class C shares returned 7.01% and Class I shares returned 7.55%.1 In comparison, the fund’s benchmark, the JPMorgan Government Bond Index — Emerging Markets Diversified (the “Index”), produced a 8.36% total return for the same period.2 Emerging market bonds and currencies generally fared well over the reporting period, as global investors increasingly allocated capital away from sluggish developed-market economies and into the faster-growing economies of Asia and Latin America.The fund produced lower returns than its benchmark primarily due to transaction costs associated with large inflows during the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize total return.To pursue its goal, the fund normally invests at least 80% of its assets in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities.

When choosing investments, we employ in-depth fundamental country analysis supported by the discipline of quantitative valuation models. A “top down” analysis of macroeconomics and financial and political variables guides country and currency allocations.We also consider technical market factors and the global risk environment.We seek to identify shifts in country fundamentals and consider the risk-adjusted attractiveness of currency and duration returns for each emerging market country.

Emerging Markets Fueled the Global Economic Recovery

Strong demand for goods and services from the emerging markets continued to support global manufacturing activity during the reporting period, helping the worldwide economy stage a sluggish recovery from recession. Economic fundamentals in the emerging markets so far have proved to be robust, regional financial institutions have

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

not been hampered by non-performing mortgages or other troubled loans, governments have become more fiscally sound and a growing middle class has demonstrated an ample appetite for consumption. In response, global investors increasingly deployed investment capital to the emerging markets.

In contrast, most developed markets remained mired in economic weakness. Europe has been roiled by a sovereign debt crisis, an appreciating currency has dampened exports in Japan, and high unemployment levels and weak housing markets have constrained economic activity in the United States.The growth differential between emerging and developed markets supported the values of most emerging market currencies versus the U.S. dollar, including the South African rand, Brazilian real, Chilean peso, Polish zloty andThai baht. Conversely, the Russian ruble weakened against the U.S. dollar.

Currency Gains Explained Most of the Positive Fund Returns

Although the fund participated to a substantial degree in the gains produced by emerging market currencies and bonds, its performance relative to its benchmark was hindered by transaction costs associated with large inflows during the reporting period.These costs prevented the fund from participating more fully in subsequent gains.At the same time, a bout of global risk aversion produced a sell-off in currencies that partially hurt the fund’s returns during the reporting period.

Otherwise, the fund performed relatively well, as results were driven primarily by gains in foreign currencies. The fund benefited from the broad-based appreciation of emerging market currencies, but it received especially strong contributions to relative performance from overweighted exposure to the Mexican peso, which caught up with other Latin American currencies after lagging in previous reporting periods. The Brazilian real and South Korean won benefited from strong capital inflows, the latter of which is not represented in the benchmark. On the other hand, currency-related disappointments included underweighted positions in the Thai baht and Hungarian forint.

The fund’s investments in emerging markets local currency denominated bonds during the reporting period produced more modest total returns. Still, exposure to markets such as Turkey and Mexico contributed to positive returns. The fund also achieved attractive results from inflation-indexed bonds in Uruguay. Positive results from these markets were offset to a degree by underweighted exposure to the bonds of Brazil and Poland.

The fund occasionally used derivatives in emerging market currencies and bonds in order to enhance risk-adjusted returns.

Finding Opportunities Throughout the World

We remain optimistic regarding the future prospects of the emerging markets, which we expect to continue to exhibit superior fundamentals compared to more developed markets. However, we began to see a shift in market sentiment in November in the wake of a new round of quantitative easing and stronger economic growth in the United States, suggesting that capital flows to the emerging markets may begin to moderate.

The fund ended the reporting period with mildly overweighted exposure to emerging market currencies and a slightly underweighted position in bonds. This positioning reflects our expectation that the U.S. dollar is likely to continue to lose value against currencies in faster-growing regions, but at a slower pace, as well as our judgment that rising inflation concerns may undermine longer-term bonds in some global markets.

December 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rate, political factors and government control.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	Source: FactSet. — The JPMorgan Government Bond Index—Emerging Markets Diversified is a
comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-
rate, domestic currency government bonds.The Index does not include fund fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Debt Local Currency Fund from June 1, 2010 to November 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.97	$ 10.64	$ 5.36
Ending value (after expenses)	$1,074.20	$1,070.10	$1,075.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.78	$ 10.35	$ 5.22
Ending value (after expenses)	$1,018.35	$1,014.79	$1,019.90

† Expenses are equal to the fund’s annualized expense ratio of 1.34% for Class A, 2.05% for Class C and 1.03% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2010 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—73.0%		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
Arab Republic of Egypt,
Sr. Unscd. Notes	EGP	8.75	7/18/12	925,000	[b]	159,234
Brazil Notas do
Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/45	2,240,000	[c]	2,652,433
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	65,850,000		36,271,882
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/21	60,630,000		31,962,187
Chile Government,
Notes	CLP	5.50	8/5/20	2,715,000,000		5,828,404
Egypt Treasury,
Bills, Ser. 182	EGP	0.00	1/18/11	25,600,000	[d]	4,371,459
Egypt Treasury,
Bills, Ser. 273	EGP	0.00	1/25/11	33,300,000	[d]	5,676,241
Egypt Treasury,
Bills, Ser. 182	EGP	0.00	2/1/11	31,100,000	[d]	5,294,359
Egypt Treasury,
Bills, Ser. 364	EGP	0.00	2/8/11	26,900,000	[d]	4,571,978
Egypt Treasury,
Bills, Ser. 182	EGP	0.00	2/15/11	13,500,000	[d]	2,290,570
Egypt Treasury,
Bills, Ser. 182	EGP	0.00	2/22/11	45,800,000	[d]	7,757,602
Egypt Treasury,
Bills, Ser. 273	EGP	0.00	3/1/11	26,375,000	[d]	4,462,021
Hungary Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	1,112,000,000		4,156,600
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	4,929,840,000		20,058,728
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	8,693,950,000		36,762,602

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]	Value ($)
Foreign/Governmental
(continued)
Hungary Government,
Bonds, Ser. 12/B	HUF	7.25	6/12/12	881,300,000	4,102,421
Hungary Government,
Bonds, Ser. 13/E	HUF	7.50	10/24/13	1,240,000,000	5,706,806
Hungary Government,
Bonds, Ser. 15/A	HUF	8.00	2/12/15	5,948,210,000	27,372,533
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0110	MYR	3.84	8/12/15	30,170,000	9,717,921
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 2/03	MYR	4.24	2/7/18	1,820,000	596,781
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0902	MYR	4.38	11/29/19	171,770,000	56,704,382
Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	260,970,000	22,563,260
Mexican Bonos,
Bonds, Ser. M 30	MXN	8.50	11/18/38	44,250,000	3,835,028
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	320,760,000	32,732,447
Mexican Bonos,
Bonds, Ser. M 30	MXN	10.00	11/20/36	64,655,000	6,494,242
Peru Government,
Bonds	PEN	6.90	8/12/37	26,800,000	9,814,717
Peru Government,
Bonds	PEN	6.95	8/12/31	4,225,000	1,551,027
Peru Government,
Bonds	PEN	8.20	8/12/26	131,100,000	54,631,329
Poland Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	10,675,000	3,337,679
Poland Government,
Bonds, Ser. 0415	PLN	5.50	4/25/15	96,050,000	31,072,479
Poland Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	46,095,000	14,450,557
Poland Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	46,115,000	15,331,527

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Republic of Brazil,
Sr. Unscd. Bonds	BRL	10.25	1/10/28	23,000,000		13,870,291
Republic of Colombia,
Bonds, Ser. B	COP	7.25	6/15/16	15,970,000,000		8,373,771
Republic of Colombia,
Sr. Unscd. Bonds	COP	7.75	4/14/21	30,640,000,000		17,925,110
Republic of Colombia,
Unsub. Bonds	COP	9.85	6/28/27	6,939,000,000		4,845,193
Republic of Colombia,
Bonds, Ser. B	COP	11.00	7/24/20	2,050,000,000		1,297,102
Republic of Colombia,
Unsub. Notes	COP	12.00	10/22/15	43,530,000,000		29,220,437
Republic of Philippines,
Sr. Unscd. Notes	PHP	4.95	1/15/21	233,000,000		5,616,375
Republic of
South Africa,
Bonds, Ser. R207	ZAR	7.25	1/15/20	88,205,000		11,594,684
Republic of South Africa,
Bonds, Ser. R206	ZAR	7.50	1/15/14	22,915,000		3,293,592
Republic of South Africa,
Bonds, Ser. R204	ZAR	8.00	12/21/18	227,825,000		31,807,103
Republic of South Africa,
Bonds, Ser. R203	ZAR	8.25	9/15/17	302,705,000		43,148,613
Republic of South Africa,
Sr. Unscd. Bonds,
Ser. R201	ZAR	8.75	12/21/14	450,000		67,035
Republic of South Africa,
Bonds, Ser. R186	ZAR	10.50	12/21/26	226,735,000		37,834,464
Republic of South Africa,
Bonds, Ser. R157	ZAR	13.50	9/15/15	9,625,000		1,684,007
Russia Government,
Bonds, Ser. 5072	RUB	7.15	1/23/13	799,000,000	[e]	25,604,557
Russia Government,
Bonds, Ser. 5072	RUB	7.15	1/23/13	1,159,000,000		37,141,029
Russia Government,
Bonds, Ser. 5067	RUB	11.30	10/17/12	166,659,756	[b,e]	5,775,770

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]	Value ($)
Foreign/Governmental
(continued)
Russia Government,
Bonds, Ser. 5067	RUB	11.30	10/17/12	891,600,000 [e]	30,899,339
Thailand Government,
Sr. Unscd. Bonds	THB	3.63	5/22/15	1,529,480,000	52,046,894
Thailand Government,
Bonds	THB	3.65	12/17/21	741,900,000	24,547,932
Thailand Government,
Sr. Unscd. Bonds	THB	3.88	6/13/19	1,028,430,000	35,366,527
Thailand Government,
Sr. Unscd. Bonds	THB	5.13	3/13/18	40,330,000	1,484,910
Turkey Government,
Bonds	TRY	0.00	8/3/11	12,050,000 [d]	7,642,844
Turkey Government,
Bonds	TRY	0.00	1/25/12	19,250,000 [d]	11,780,017
Turkey Government,
Bonds, Ser. CPI	TRY	10.00	2/15/12	13,580,000 [f]	13,411,497
Turkey Government,
Bonds	TRY	10.00	6/17/15	7,600,000	5,399,042
Turkey Government,
Bonds	TRY	10.50	1/15/20	355,000	259,283
Turkey Government,
Bonds	TRY	11.00	8/6/14	45,630,000	32,980,790
Turkey Government,
Bonds	TRY	14.00	1/19/11	3,860,000	2,587,886
Turkey Government,
Bonds	TRY	14.00	9/26/12	62,655,000	46,161,141
Turkey Government,
Bonds	TRY	16.00	8/28/13	1,000,000	797,925
Uruguay Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	59,800,000	4,806,221
Total Bonds and Notes
(cost $1,025,406,847)					1,021,562,817

Short-Term Investments—.0%
U.S. Treasury Bills;
0.12%, 12/16/10
(cost $609,969)				610,000 [g]	609,974

Other Investment—15.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $222,119,000)	222,119,000 [h]	222,119,000

Total Investments (cost $1,248,135,816)	88.9%	1,244,291,791
Cash and Receivables (Net)	11.1%	155,792,197
Net Assets	100.0%	1,400,083,988

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
EGP—Egyptian Pound
HUF—Hungarian Forint
MXN—Mexican New Peso
MYR—Malaysian Ringgit
PEN—Peruvian New Sol
PHP—Philippines Peso
PLN—Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
UYU—Uruguayan New Peso
ZAR—South African Rand
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2010, these securities had a market value of $36,834,343 or 2.6% of net assets.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Credit Linked Notes.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
g Held by a broker as collateral for open financial forward foreign currency exchange contacts positions.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Short-Term/Money Market Investments 15.9		Peru	4.7
South Africa	9.2	Poland	4.6
Turkey	8.7	Columbia	4.4
Thailand	8.1	Egypt	2.5
Russia	7.1	Chile	.4
Hungary	7.0	Philippines	.4
Brazil	6.1	Uruguay	.3
Malaysia	4.8
Mexico	4.7		88.9

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		1,026,016,816	1,022,172,791
Affiliated issuers		222,119,000	222,119,000
Cash			8,282,722
Cash denominated in foreign currencies		2,460,027	2,419,816
Receivable for investment securities sold			125,187,360
Dividends and interest receivable			21,394,997
Receivable for shares of Beneficial Interest subscribed			7,658,452
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			1,248,564
Prepaid expenses			59,347
			1,410,543,049
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			1,096,271
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			4,560,593
Payable for investment securities purchased			4,185,115
Payable for shares of Beneficial Interest redeemed			533,930
Accrued expenses			83,152
			10,459,061
Net Assets ($)			1,400,083,988
Composition of Net Assets ($):
Paid-in capital			1,398,735,140
Accumulated undistributed investment income—net			13,057,131
Accumulated net realized gain (loss) on investments			(2,729,812)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(8,978,471)
Net Assets ($)			1,400,083,988

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	51,258,173	8,006,878	1,340,818,937
Shares Outstanding	3,593,585	566,294	93,790,964
Net Asset Value Per Share ($)	14.26	14.14	14.30

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	23,547,580
Dividends (net of $19,034 foreign taxes withheld at source):
Affiliated issuers	133,847
Total Income	23,681,427
Expenses:
Management fee—Note 3(a)	3,356,950
Custodian fees—Note 3(d)	936,893
Shareholder servicing costs—Note 3(d)	268,995
Professional fees	32,282
Registration fees	30,133
Prospectus and shareholders’ reports	24,392
Distribution fees—Note 3(c)	14,154
Trustees’ fees and expenses—Note 3(b)	12,391
Loan commitment fees—Note 2	37
Miscellaneous	14,621
Total Expenses	4,690,848
Investment Income—Net	18,990,579
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,821,277)
Net realized gain (loss) on forward foreign currency exchange contracts	1,997,934
Net Realized Gain (Loss)	176,657
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	10,497,096
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(3,180,768)
Net Unrealized Appreciation (Depreciation)	7,316,328
Net Realized and Unrealized Gain (Loss) on Investments	7,492,985
Net Increase in Net Assets Resulting from Operations	26,483,564

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Operations ($):
Investment income—net	18,990,579	4,452,428
Net realized gain (loss) on investments	176,657	(4,604,617)
Net unrealized appreciation
(depreciation) on investments	7,316,328	(16,847,584)
Net Increase (Decrease) in Net Assets
Resulting from Operations	26,483,564	(16,999,773)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(369,115)	(278,459)
Class C Shares	(14,306)	(12,675)
Class I Shares	(6,391,641)	(132,034)
Net realized gain on investments:
Class A Shares	—	(91,530)
Class C Shares	—	(4,964)
Class I Shares	—	(225,836)
Total Dividends	(6,775,062)	(745,498)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	26,961,715	20,977,020
Class C Shares	6,535,389	900,960
Class I Shares	787,875,882	581,558,353
Dividends reinvested:
Class A Shares	209,491	27,698
Class C Shares	6,524	1,483
Class I Shares	1,144,898	230,087
Cost of shares redeemed:
Class A Shares	(17,369,361)	(1,360,537)
Class C Shares	(350,348)	(68,903)
Class I Shares	(26,355,274)	(2,208,855)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	778,658,916	600,057,306
Total Increase (Decrease) in Net Assets	798,367,418	582,312,035
Net Assets ($):
Beginning of Period	601,716,570	19,404,535
End of Period	1,400,083,988	601,716,570
Undistributed investment income—net	13,057,131	841,614

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Capital Share Transactions:
Class A
Shares sold	1,877,783	1,527,767
Shares issued for dividends reinvested	14,928	2,125
Shares redeemed	(1,169,553)	(101,763)
Net Increase (Decrease) in Shares Outstanding	723,158	1,428,129
Class C
Shares sold	447,969	67,112
Shares issued for dividends reinvested	464	116
Shares redeemed	(24,236)	(5,131)
Net Increase (Decrease) in Shares Outstanding	424,197	62,097
Class I
Shares sold	53,708,966	41,892,247
Shares issued for dividends reinvested	81,880	17,345
Shares redeemed	(1,825,582)	(163,892)
Net Increase (Decrease) in Shares Outstanding	51,965,264	41,745,700

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2010	Year Ended May 31,
Class A Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.39	12.11	12.50
Investment Operations:
Investment income—net[b]	.29	.55	.45
Net realized and unrealized
gain (loss) on investments	.69	.96	(.59)
Total from Investment Operations	.98	1.51	(.14)
Distributions:
Dividends from investment income—net	(.11)	(.18)	(.25)
Dividends from net realized gain on investments	—	(.05)	—
Total Distributions	(.11)	(.23)	(.25)
Net asset value, end of period	14.26	13.39	12.11
Total Return (%)[c]	7.42[d]	12.56	(.95)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.34[e]	1.50	3.08[e]
Ratio of net expenses to average net assets	1.34[e]	1.32	1.35[e]
Ratio of net investment income
to average net assets	3.99[e]	4.22	5.67[e]
Portfolio Turnover Rate	33.65[d]	74.25	108.46[d]
Net Assets, end of period ($ x 1,000)	51,258	38,428	17,469

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

	Six Months Ended
	November 30, 2010	Year Ended May 31,
Class C Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.29	12.07	12.50
Investment Operations:
Investment income—net[b]	.22	.46	.39
Net realized and unrealized
gain (loss) on investments	.70	.95	(.59)
Total from Investment Operations	.92	1.41	(.20)
Distributions:
Dividends from investment income—net	(.07)	(.14)	(.23)
Dividends from net realized gain on investments	—	(.05)	—
Total Distributions	(.07)	(.19)	(.23)
Net asset value, end of period	14.14	13.29	12.07
Total Return (%)[c]	7.01[d]	11.73	(1.49)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.05[e]	2.27	3.84[e]
Ratio of net expenses to average net assets	2.05[e]	2.09	2.10[e]
Ratio of net investment income
to average net assets	3.21[e]	3.53	4.92[e]
Portfolio Turnover Rate	33.65[d]	74.25	108.46[d]
Net Assets, end of period ($ x 1,000)	8,007	1,888	966

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2010	Year Ended May 31,
Class I Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.42	12.12	12.50
Investment Operations:
Investment income—net[b]	.30	.41	.47
Net realized and unrealized
gain (loss) on investments	.71	1.14	(.59)
Total from Investment Operations	1.01	1.55	(.12)
Distributions:
Dividends from investment income—net	(.13)	(.20)	(.26)
Dividends from net realized gain on investments	—	(.05)	—
Total Distributions	(.13)	(.25)	(.26)
Net asset value, end of period	14.30	13.42	12.12
Total Return (%)	7.55[c]	12.94	(.79)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[d]	1.02	2.84[d]
Ratio of net expenses to average net assets	1.03[d]	1.01	1.10[d]
Ratio of net investment income
to average net assets	4.26[d]	3.60	5.92[d]
Portfolio Turnover Rate	33.65[c]	74.25	108.46[c]
Net Assets, end of period ($ x 1,000)	1,340,819	561,401	970

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d] Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Debt Local Currency Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering seven series, including the fund. The fund’s investment objective is to maximize total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or shareholder service fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of November 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 720,000 Class A and 80,000 Class C shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments of sufficient credit quality, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign
Government	—	1,021,562,817	—	1,021,562,817
Mutual Funds	222,119,000	—	—	222,119,000
U.S. Treasury	—	609,974	—	609,974
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	1,248,564	—	1,248,564
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	(4,560,593)	—	(4,560,593)
† Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at November 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investment in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended November 30, 2010 were as follows:

Affiliated
Investment	Value		Value	Net
Company	5/31/2010 ($)	Purchases ($)	Sales ($) 11/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	84,921,000	532,460,000	395,262,000 222,119,000	15.9

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or per-

ceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sen-timent.They may also decline because of factors that affect a particular industry or country.

(f) Dividends to shareholders: It is the policy of the fund to continue to declare and pay dividends from investment income-net, quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended May 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2010 was as follows: ordinary income $655,559 and long-term capital gains $89,939.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on November 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement between the Manager and the Trust, the Trust has agreed to pay the Manager a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, until October 1, 2011, to waive receipt of its fees and/or assume certain expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.10% of the value of the fund’s average daily net assets. During the period ended November 30, 2010, there was no expense reimbursement pursuant to the undertaking.

(b) Each Trustee who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone.The Board Group

Open-End Funds also reimburse eachTrustee who is not an “interested person” of theTrust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund.The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by theTrust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable by certain other series of the Trust to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended November 30, 2010, the Distributor retained $5,947 from commissions earned on sales of the fund’s Class A shares and $5,021 from CDSCs on redemptions of the fund’s Class C shares.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2010, Class C shares were charged $14,154 pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2010, Class A and Class C shares were charged $60,016 and $4,718, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of theTrust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2010, the fund was charged $129,574 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2010, the fund was charged $64,204 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2010, the fund was charged $936,893 pursuant to the custody agreement.

During the period ended November 30, 2010, the fund was charged $3,345 for services performed by the Chief Compliance Officer.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $818,421, Rule 12b-1 distribution plan fees $4,480, shareholder services plan fees $11,906, custodian fees $200,549, chief compliance officer fees $1,152 and transfer agency per account fees $59,763.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended November 30, 2010, redemption fees charged and retained by the fund amounted to $34,036.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts during the period ended November 30, 2010, amounted to $812,999,486 and $246,356,472, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at November 30, 2010:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring 12/22/2010	8,140,000	4,702,755	4,723,466	20,711
Brazilian Real,
Expiring 12/22/2010	2,420,000	1,399,248	1,404,273	5,025
Euro,
Expiring 12/22/2010	5,240,000	6,984,816	6,801,347	(183,469)
Hungarian Forint,
Expiring 12/22/2010	5,165,000	25,648	23,792	(1,856)
Malaysian Ringgit,
Expiring
12/22/2010	178,870,000	57,143,314	56,389,564	(753,750)
Malaysian Ringgit,
Expiring
12/22/2010	10,990,000	3,509,500	3,464,646	(44,854)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Mexican New Peso,
Expiring
12/22/2010	474,470,000	38,513,738	37,930,593	(583,145)
Mexican New Peso,
Expiring
12/22/2010	118,620,000	9,632,547	9,482,848	(149,699)
Mexican New Peso,
Expiring
12/22/2010	43,470,000	3,509,891	3,475,126	(34,765)
Peruvian New Sol,
Expiring
12/22/2010	7,600,000	2,710,414	2,683,006	(27,408)
Peruvian New Sol,
Expiring
12/22/2010	52,130,000	18,545,001	18,403,304	(141,697)
Peruvian New Sol,
Expiring
12/22/2010	9,840,000	3,501,156	3,473,787	(27,369)
Peruvian New Sol,
Expiring
12/22/2010	27,620,000	9,770,074	9,750,609	(19,465)
Philippine Peso,
Expiring
12/22/2010	137,500,000	3,120,744	3,122,886	2,142
Philippine Peso,
Expiring
12/22/2010	279,090,000	6,334,317	6,338,664	4,347
Philippine Peso,
Expiring
12/22/2010	32,000,000	726,282	726,780	498
Philippine Peso,
Expiring
12/22/2010	395,000,000	8,965,047	8,971,200	6,153
Polish Zloty,
Expiring
12/22/2010	42,380,000	14,696,397	13,646,402	(1,049,995)
Polish Zloty,
Expiring
12/22/2010	10,360,000	3,471,850	3,335,931	(135,919)
Russian Ruble,
Expiring 3/2/2011	229,870,000	7,304,417	7,222,511	(81,906)
Russian Ruble,
Expiring 3/2/2011	74,085,000	2,354,147	2,327,749	(26,398)

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Russian Ruble,
Expiring 3/2/2011	21,030,000	665,506	660,762	(4,744)
Russian Ruble,
Expiring 3/2/2011	73,410,000	2,366,538	2,306,541	(59,997)
Russian Ruble,
Expiring 3/2/2011	48,160,000	1,546,564	1,513,186	(33,378)
Russian Ruble,
Expiring 3/2/2011	292,310,000	9,371,914	9,184,374	(187,540)
Russian Ruble,
Expiring
5/10/2011	174,360,000	5,626,331	5,436,650	(189,681)
Russian Ruble,
Expiring
9/13/2011	97,540,000	3,090,621	2,996,543	(94,078)
Russian Ruble,
Expiring
9/13/2011	148,310,000	4,702,283	4,556,256	(146,027)
Russian Ruble,
Expiring
9/13/2011	108,530,000	3,396,870	3,334,168	(62,702)
Russian Ruble,
Expiring
9/13/2011	112,770,000	3,504,350	3,464,426	(39,924)
South African Rand,
Expiring
12/1/2010	24,491,345	3,424,405	3,453,011	28,606
South Korean Won,
Expiring
12/22/2010	401,260,000	352,921	345,663	(7,258)
Turkish Lira,
Expiring
12/22/2010	4,920,000	3,390,531	3,259,497	(131,034)
Turkish Lira,
Expiring
12/22/2010	6,900,000	4,748,795	4,571,246	(177,549)
Turkish Lira,
Expiring
12/22/2010	2,010,000	1,378,979	1,331,624	(47,355)
Turkish Lira,
Expiring
12/22/2010	4,100,000	2,755,376	2,716,247	(39,129)
Turkish Lira,
Expiring
12/22/2010	4,150,000	2,796,402	2,749,373	(47,029)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Turkish Lira,
Expiring
12/22/2010	5,270,000	3,522,845	3,491,372	(31,473)
Sales:		Proceeds ($)
Colombian Peso,
Expiring
12/22/2010	13,070,162,000	6,984,162	6,739,674	244,488
Czech Koruna,
Expiring
12/22/2010	213,870,000	11,865,648	11,124,426	741,222
South African Rand,
Expiring
12/22/2010	93,580,000	13,341,127	13,145,755	195,372
Gross Unrealized
Appreciation				1,248,564
Gross Unrealized
Depreciation				(4,560,593)

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2010:

Average Market Value ($)
Forward Contracts	845,488,082

At November 30, 2010, accumulated net unrealized depreciation on investments was $3,844,025, consisting of $23,832,690 gross unrealized appreciation and $27,676,715 gross unrealized depreciation.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	33

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Equity Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Equity Income Fund, covering the six-month period from June 1, 2010, through November 30, 2010.

Stocks throughout the global markets delivered respectable returns during the reporting period, despite periodic bouts of market volatility stemming from economic uncertainty and events. Although GDP growth in most countries was positive throughout the reporting period, the global economic recovery has been milder than historical averages, in particular in the U.S. Most notably, heavy sovereign debt burdens recently renewed credit concerns in Europe, effectively barring some governments from adopting more stimulative fiscal policies. However, robust demand from the world’s emerging markets has taken up some of the slack, supporting corporate earnings and stock prices.

We are cautiously optimistic regarding global economic and market prospects in 2011. Global expansion should gain a degree of momentum, led by financially strong emerging markets countries, while “debt hangover” countries in the developed world may face continued economic challenges. Monetary policy remains stimulative in most markets, and inflation-adjusted interest rates and inflation remain low. So is your portfolio positioned accordingly given these recent global economic events?Talk with your financial advisor, who can help you evaluate your portfolio investments within the new global economic framework to help meet your individual investment needs and future capital goals.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2010, through November 30, 2010, as provided by Jocelin Reed, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2010, Dreyfus Equity Income Fund’s Class A shares produced a total return of 8.52%, Class C shares returned 8.09% and Class I shares returned 8.80%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), provided a total return of 9.51% for the same period.2

The U.S. stock market encountered bouts of heightened volatility stemming from global and domestic economic uncertainty, but a rally later in the reporting period more than offset earlier weakness. The fund produced modestly lower returns than its benchmark, primarily due to mild shortfalls in the consumer discretionary, energy and information technology sectors.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income. To pursue its goal, the fund invests primarily in equity securities, with a particular focus on dividend-paying stocks and other investments and investment techniques that provide income.When selecting securities, we use a computer model to identify and rank stocks within an industry or sector. Next, based on fundamental analysis, we generally select what we believe to be the most attractive of the higher ranked securities.We manage risk by diversifying the fund’s investments across companies and industries, seeking to limit the potential adverse impact of a decline in any one stock or industry.

Economic Concerns Sparked Market Volatility

The reporting period began in the wake of developments that shook investors’ confidence in the global and domestic economic recoveries. During the spring of 2010, Europe had been roiled by a sovereign debt crisis that led to austerity measures throughout the region, and mixed

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

housing and employment data in the United States continued to weigh on already mild growth. A catastrophic oil spill in the Gulf of Mexico also added to economic uncertainty at the time.

As the reporting period progressed, however, it became clearer that investors’ fears may have been overblown. Corporate earnings continued to improve, commodity prices climbed amid robust demand from the emerging markets, and the U.S. and global economies remained on upward trajectories. The resulting market rally helped the S&P 500 Index produce respectable gains for the reporting period overall.

Security Selections Successful in Most Sectors

While the fund participated to a significant degree in the market rally, its relative performance was undermined by its investments among media companies in the consumer discretionary sector. Movie theater operator Regal Entertainment Group was hurt by investors’ concerns that it would not issue a special dividend. The company did so in early December, but investors’ worries were reflected in its stock price as of the reporting period’s end.Also in the media segment, newspaper publisher Gannett lost value when advertising revenue remained weaker than expected. In the durable goods segment, appliances maker Whirlpool failed to advance amid troubled U.S. housing markets. Global positioning systems producer Garmin suffered due to competitive pressures from smartphones with GPS capabilities.

In the energy sector, we sold oil producer BP soon after the Gulf Oil spill, but the stock already had been battered. We maintained underweighted exposure to ExxonMobil, which advanced despite a relatively rich valuation.The fund’s performance in the information technology sector was undermined by an underweighted position in electronics innovator Apple, which pays no dividend. Disk drive maker Seagate Technology pays a relatively generous dividend, but the stock lagged due to sluggish sales of personal computers.

The fund achieved better results in the materials sector, where mining company Freeport-McMoRan Copper & Gold benefited from rising commodity prices. Overweighted exposure to chemicals producer E.I. du Pont de Nemours & Co. also buoyed fund performance when agricultural commodity prices climbed. In the financials sector, underweighted

4

positions in large banks bolstered relative results, as did rating agency Moody’s, which benefited from rising corporate debt issuance. Among industrial companies, machinery producers Deere & Co. and Caterpillar gained value amid robust demand from the world’s emerging markets.

Positioned for a More Selective Market Environment

Although the U.S. and global economies have remained sluggish, fears of a double-dip recession have receded.We believe that investors are likely to become more selective in this environment, favoring companies that can grow in a slow economy.

Therefore, we have maintained an emphasis on high-quality, dividend-paying companies. Indeed, we expect more companies to either raise their dividends or pay special dividends in an effort to deploy some of their massive cash reserves. Although we strive to maintain a generally sector-neutral investment posture, we recently have found a number of companies meeting our investment criteria in the materials and utilities sectors, which historically have paid attractive dividend yields.We have found fewer opportunities in the information technology sector, which ranks low on the dividend-yield spectrum.

December 15, 2010

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October
1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Income Fund from June 1, 2010 to November 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.84	$ 11.74	$ 6.54
Ending value (after expenses)	$1,085.20	$1,080.90	$1,088.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.59	$ 11.36	$ 6.33
Ending value (after expenses)	$1,017.55	$1,013.79	$1,018.80

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
November 30, 2010 (Unaudited)

Common Stocks—99.5%	Shares	Value ($)
Consumer Discretionary—12.2%
Autoliv	300	22,026
Ford Motor	600 [a]	9,564
Gannett	940	12,323
Gap	990	21,146
Garmin	390 [b]	11,294
H & R Block	2,400	30,216
Home Depot	250	7,552
Limited Brands	1,060	35,690
News, Cl. A	290	3,956
Regal Entertainment Group, Cl. A	1,050	14,175
Target	730	41,566
Time Warner	820	24,182
TJX	210	9,578
VF	385	31,909
Washington Post, Cl. B	60 [b]	22,621
Whirlpool	330	24,090
		321,888
Consumer Staples—11.4%
Altria Group	220	5,280
Coca-Cola	790	49,904
Colgate-Palmolive	500	38,275
ConAgra Foods	1,170	25,132
Costco Wholesale	80	5,409
Dr. Pepper Snapple Group	720	26,374
H.J. Heinz	490	23,652
Kimberly-Clark	145	8,974
Philip Morris International	910	51,770
Procter & Gamble	380	23,207
Wal-Mart Stores	780	42,190
		300,167
Energy—11.6%
Chevron	890	72,063
Cimarex Energy	330	26,578
ConocoPhillips	855	51,445

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Devon Energy	300		21,171
Exxon Mobil	820		57,039
Marathon Oil	1,000		33,470
Noble	150		5,088
Schlumberger	180		13,921
Spectra Energy	770		18,303
Williams	250		5,703
			304,781
Financial—12.0%
Aflac	290		14,935
Annaly Capital Management	1,580	[c]	28,740
Bank of America	1,819		19,918
Berkshire Hathaway, Cl. B	110	[a]	8,765
Charles Schwab	695		10,446
Deutsche Bank	425		20,383
Federated Investors, Cl. B	640	[b]	15,174
Fifth Third Bancorp	310		3,704
Goldman Sachs Group	140		21,860
HCP	390		12,843
Hospitality Properties Trust	400		8,848
JPMorgan Chase & Co.	905		33,829
Moody’s	1,095 [b]		29,379
PNC Financial Services Group	320		17,232
Progressive	760		15,458
Prudential Financial	675		34,209
Travelers	160		8,638
Wells Fargo & Co.	395		10,748
			315,109
Health Care—10.1%
Abbott Laboratories	440		20,464
Biogen Idec	110	[a]	7,037
Bristol-Myers Squibb	1,470		37,103
Cardinal Health	990		35,224
Eli Lilly & Co.	1,030		34,670
Gilead Sciences	320 [a]		11,680

8

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Johnson & Johnson	1,105	68,013
Medtronic	600	20,118
Pfizer	1,947	31,717
		266,026
Industrial—10.4%
3M	95	7,978
Caterpillar	345	29,187
CSX	200	12,162
Cummins	100	9,712
Deere & Co.	360	26,892
Eaton	50	4,820
General Dynamics	470	31,062
General Electric	1,120	17,730
Illinois Tool Works	130	6,192
Pitney Bowes	605	13,274
R.R. Donnelley & Sons	280	4,413
Raytheon	740	34,225
Tyco International	475	17,998
United Parcel Service, Cl. B	420	29,455
United Technologies	390	29,355
		274,455
Information Technology—16.8%
Activision Blizzard	2,220	26,063
Apple	110 [a]	34,226
Broadridge Financial Solutions	450	9,265
Cisco Systems	430 [a]	8,239
Corning	1,930	34,084
Fiserv	170 [a]	9,401
Google, Cl. A	10 [a]	5,557
Intel	2,665	56,285
International Business Machines	480	67,901
Maxim Integrated Products	465	10,811
Microsoft	2,985	75,252
Motorola	2,220 [a]	17,005
SanDisk	800 [a]	35,680

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Tyco Electronics	600	18,252
Western Union	830	14,641
Xilinx	660	17,899
		440,561
Materials—5.8%
E.I. du Pont de Nemours & Co.	870	40,881
Freeport-McMoRan Copper & Gold	455	46,101
International Paper	920	22,972
Lubrizol	110	11,502
MeadWestvaco	600	14,904
PPG Industries	220	17,151
		153,511
Telecommunication Services—4.0%
AT&T	2,180	60,582
BCE	835	28,290
Qwest Communications International	1,270	8,890
Verizon Communications	250	8,003
		105,765
Utilities—5.2%
American Electric Power	500	17,800
Constellation Energy Group	330	9,359
DTE Energy	535	23,834
Duke Energy	985	17,287
Entergy	110	7,836
NiSource	1,150	19,239
Pepco Holdings	330	6,056
Pinnacle West Capital	485	19,604
Progress Energy	120	5,243
TECO Energy	550	9,213
		135,471
Total Common Stocks
(cost $2,584,424)		2,617,734

10

Investment of Cash Collateral
for Securities Loaned—1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $44,373)	44,373 [d]	44,373

Total Investments (cost $2,628,797)	101.2%	2,662,107
Liabilities, Less Cash and Receivables	(1.2%)	(30,718)
Net Assets	100.0%	2,631,389

a Non-income producing security.
b Security, or portion thereof, on loan.At November 30, 2010, the market value of the fund’s securities on loan was
$42,953 and the market value of the collateral held by the fund was $44,373.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	16.8	Health Care	10.1
Consumer Discretionary	12.2	Materials	5.8
Financial	12.0	Utilities	5.2
Energy	11.6	Telecommunication Services	4.0
Consumer Staples	11.4	Money Market Investments	1.7
Industrial	10.4		101.2

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $42,953)—Note 1(b):
Unaffiliated issuers		2,584,424	2,617,734
Affiliated issuers		44,373	44,373
Cash			10,768
Dividends and interest receivable			8,582
Prepaid expenses			22,917
Due from The Dreyfus Corporation and affiliates—Note 3(d)			3,212
			2,707,586
Liabilities ($):
Liability for securities on loan—Note 1(b)			44,373
Accrued expenses			31,824
			76,197
Net Assets ($)			2,631,389
Composition of Net Assets ($):
Paid-in capital			2,760,536
Accumulated undistributed investment income—net			4,553
Accumulated net realized gain (loss) on investments			(167,010)
Accumulated net unrealized appreciation
(depreciation) on investments			33,310
Net Assets ($)			2,631,389

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	2,123,856	403,544	103,989
Shares Outstanding	187,337	35,925	9,149
Net Asset Value Per Share ($)	11.34	11.23	11.37

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $77 foreign taxes withheld at source):
Unaffiliated issuers	29,333
Affiliated issuers	8
Income from securities lending—Note 1(b)	226
Total Income	29,567
Expenses:
Management fee—Note 3(a)	7,463
Auditing fees	17,475
Registration fees	10,055
Legal fees	8,344
Shareholder servicing costs—Note 3(d)	3,635
Prospectus and shareholders’ reports	3,295
Custodian fees—Note 3(d)	1,532
Trustees’ fees and expenses—Note 3(b)	1,313
Distribution fees—Note 3(c)	1,274
Loan commitment fees—Note 2	2
Miscellaneous	7,996
Total Expenses	62,384
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(46,294)
Net Expenses	16,090
Investment Income—Net	13,477
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(115)
Net realized gain (loss) on forward currency exchange contracts	(1)
Net Realized Gain (Loss)	(116)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	144,707
Net Realized and Unrealized Gain (Loss) on Investments	144,591
Net Increase in Net Assets Resulting from Operations	158,068

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Operations ($):
Investment income—net	13,477	20,377
Net realized gain (loss) on investments	(116)	(3,423)
Net unrealized appreciation
(depreciation) on investments	144,707	161,651
Net Increase (Decrease) in Net Assets
Resulting from Operations	158,068	178,605
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(9,396)	(16,570)
Class C Shares	(1,203)	(1,926)
Class I Shares	(630)	(1,264)
Total Dividends	(11,229)	(19,760)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	848,747	209,915
Class C Shares	106,088	502,089
Class I Shares	16,098	16,483
Dividends reinvested:
Class A Shares	3,610	16,029
Class C Shares	534	1,285
Class I Shares	282	1,263
Cost of shares redeemed:
Class A Shares	(77,854)	(77,806)
Class C Shares	(15,579)	(364,721)
Class I Shares	(25)	(11)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	881,901	304,526
Total Increase (Decrease) in Net Assets	1,028,740	463,371
Net Assets ($):
Beginning of Period	1,602,649	1,139,278
End of Period	2,631,389	1,602,649
Undistributed investment income—net	4,553	2,305

14

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Capital Share Transactions:
Class A
Shares sold	76,597	19,904
Shares issued for dividends reinvested	344	1,550
Shares redeemed	(7,122)	(7,495)
Net Increase (Decrease) in Shares Outstanding	69,819	13,959
Class C
Shares sold	9,889	47,408
Shares issued for dividends reinvested	52	124
Shares redeemed	(1,463)	(34,128)
Net Increase (Decrease) in Shares Outstanding	8,478	13,404
Class I
Shares sold	1,482	1,755
Shares issued for dividends reinvested	27	122
Shares redeemed	(3)	(1)
Net Increase (Decrease) in Shares Outstanding	1,506	1,876

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2010			Year Ended May 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	10.52	9.24	13.17	15.00	12.50
Investment Operations:
Investment income—net[b]	.08	.16	.19	.19	.16
Net realized and unrealized
gain (loss) on investments	.81	1.27	(3.93)	(1.63)	2.56
Total from Investment Operations	.89	1.43	(3.74)	(1.44)	2.72
Distributions:
Dividends from investment income—net	(.07)	(.15)	(.19)	(.18)	(.15)
Dividends from net realized
gain on investments	—	—	—	(.21)	(.07)
Total Distributions	(.07)	(.15)	(.19)	(.39)	(.22)
Net asset value, end of period	11.34	10.52	9.24	13.17	15.00
Total Return (%)[c]	8.52[d]	15.55	(28.60)	(9.59)	21.89[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	6.13[e]	9.40	11.74	8.79	10.66[d]
Ratio of net expenses
to average net assets	1.50[e]	1.50	1.50	1.50	1.36[d]
Ratio of net investment income
to average net assets	1.47[e]	1.49	1.95	1.38	1.18[d]
Portfolio Turnover Rate	38.58[d]	76.05	29.06	14.52	28.54[d]
Net Assets, end of period ($ x 1,000)	2,124	1,236	957	1,307	1,304

a	From July 5, 2006 (commencement of operations) to May 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

16

Six Months Ended
November 30, 2010			Year Ended May 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	10.43	9.18	13.12	14.96	12.50
Investment Operations:
Investment income—net[b]	.04	.09	.11	.09	.06
Net realized and unrealized
gain (loss) on investments	.80	1.26	(3.92)	(1.62)	2.56
Total from Investment Operations	.84	1.35	(3.81)	(1.53)	2.62
Distributions:
Dividends from investment income—net	(.04)	(.10)	(.13)	(.10)	(.09)
Dividends from net realized
gain on investments	—	—	—	(.21)	(.07)
Total Distributions	(.04)	(.10)	(.13)	(.31)	(.16)
Net asset value, end of period	11.23	10.43	9.18	13.12	14.96
Total Return (%)[c]	8.09[d]	14.57	(29.07)	(10.28)	21.06[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	6.97[e]	10.13	13.47	9.82	11.39[d]
Ratio of net expenses
to average net assets	2.25[e]	2.25	2.25	2.25	2.04[d]
Ratio of net investment income
to average net assets	.73[e]	.78	1.21	.66	.47[d]
Portfolio Turnover Rate	38.58[d]	76.05	29.06	14.52	28.54[d]
Net Assets, end of period ($ x 1,000)	404	286	129	127	121

a	From July 5, 2006 (commencement of operations) to May 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2010			Year Ended May 31,
Class I Shares	(Unaudited)	2010	2009	2008[a]	2007[b]
Per Share Data ($):
Net asset value, beginning of period	10.54	9.25	13.19	15.01	12.50
Investment Operations:
Investment income—net[c]	.09	.18	.22	.22	.19
Net realized and unrealized
gain (loss) on investments	.82	1.28	(3.95)	(1.62)	2.56
Total from Investment Operations	.91	1.46	(3.73)	(1.40)	2.75
Distributions:
Dividends from investment income—net	(.08)	(.17)	(.21)	(.21)	(.17)
Dividends from net realized
gain on investments	—	—	—	(.21)	(.07)
Total Distributions	(.08)	(.17)	(.21)	(.42)	(.24)
Net asset value, end of period	11.37	10.54	9.25	13.19	15.01
Total Return (%)	8.80[d]	15.73	(28.35)	(9.40)	22.17[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	5.95[e]	9.28	11.55	8.78	10.63[d]
Ratio of net expenses
to average net assets	1.25[e]	1.25	1.25	1.25	1.13[d]
Ratio of net investment income
to average net assets	1.72[e]	1.72	2.19	1.63	1.44[d]
Portfolio Turnover Rate	38.58[d]	76.05	29.06	14.52	28.54[d]
Net Assets, end of period ($ x 1,000)	104	81	53	75	82

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	From July 5, 2006 (commencement of operations) to May 31, 2007.
c	Based on average shares outstanding at each month end.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus) acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no distribution or service fees. Class I shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 77,753 Class A, 4,231 Class C and 4,354 Class I shares of the fund.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using

20

calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	2,547,035	—	—	2,547,035
Equity Securities—
Foreign†	70,699	—	—	70,699
Mutual Funds	44,373	—	—	44,373
† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at November 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

22

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended November 30, 2010,The Bank of New York Mellon earned $97 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended November 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2010 ($)	Purchases ($)	Sales ($)	11/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Cash Advantage
Fund	42,055	291,806	289,488	44,373	1.7

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $149,514 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2010. If not applied, $121,261 of the carryover expires in fiscal 2017 and $28,253 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2010 was as follows: ordinary income $19,760. The tax character of current year distributions will be determined at the end of the current fiscal year.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until October 1, 2011, so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $46,294 during the period ended November 30, 2010.

(b) Each Trustee who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

meetings attended that are conducted by telephone.The Board Group Open-End Funds also reimburse eachTrustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-end Funds and Dreyfus HighYield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund.The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable by certain other series of the Trust to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended November 30, 2010, the Distributor retained $1,560 from commissions earned on sales of the fund’s Class A shares and $16 from CDSCs on redemptions of the fund’s Class C Shares.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2010, Class C shares were charged $1,274, pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and

26

services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2010, Class A and Class C shares were charged $1,950 and $425, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of theTrust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2010, the fund was charged $427 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2010, the fund was charged $203 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2010, the fund was charged $1,532 pursuant to the custody agreement.

During the period ended November 30, 2010, the fund was charged $3,345 for services performed by the Chief Compliance Officer.

The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,521, Rule 12b-1 distribution plan fees $251, shareholder services plan fees $485, custodian fees $1,100, chief compliance officer fees $1,152 and transfer agency per account fees $285, which are offset against an expense reimbursement currently in effect in the amount of $8,006.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended November 30, 2010, amounted to $1,627,143 and $753,580, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

28

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.At November 30, 2010, there were no forward contracts outstanding.

At November 30, 2010, accumulated net unrealized appreciation on investments was $33,310, consisting of $143,007 gross unrealized appreciation and $109,697 gross unrealized depreciation.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
21	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Institutional Income
Advantage Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Income Advantage Fund, covering the period from July 1, 2010, the fund’s inception date, through November 30, 2010.

Bonds delivered respectable returns despite periodic bouts of volatility stemming from domestic and global economic uncertainty. Although U.S. GDP growth was positive throughout the reporting period, the economic recovery has been milder than historical averages. Stubbornly high levels of unemployment and persistent weakness in housing markets weighed on domestic economic activity, and a sovereign debt crisis in Europe sparked a global “flight to quality” toward traditional safe havens, including U.S. government securities. Low inflation and a stimulative monetary policy also supported longer-term bond prices.

We are cautiously optimistic regarding economic and market prospects in 2011. A weaker U.S. dollar is likely to support exports and limit imports, residential construction appears set to begin recovering from depressed levels, and employment growth has begun to expand enough to generate gains in wage and salary income. However, we expect inflationary pressures and short-term interest rates to remain low for some time to come.As always, to determine how these current market factors may affect your portfolio investments, we urge you to talk with your financial advisor to ensure that you are positioned appropriately to meet your current and future investment needs.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2010, through November 30, 2010, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the period between the fund’s inception on July 1, 2010, and the end of its semiannual reporting period on November 30, 2010, Dreyfus Institutional Income Advantage Fund’s Institutional shares produced a total return of 0.18%, and its Investor shares produced a total return of 0.07%.1

The Fund’s Investment Approach

The fund seeks competitive interest income to the extent consistent with the maintenance of liquidity.The fund’s share price will fluctuate, and there can be no guarantee that the fund will generate higher returns than money market funds.The fund is not a money market fund and will not seek to maintain a stable net asset value of $1.00 per share.

To help maintain a high degree of share price stability, the fund maintains an average dollar weighted portfolio maturity of 120 days or less. In addition, the fund buys only individual securities with remaining maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase. The fund attempts to increase yields by trading to take advantage of short-term market variations.

The fund invests in a diversified portfolio of high-quality, short-term debt securities, including U.S. government securities, certificates of deposit, time deposits, bankers’ acceptances, domestic and dollar-denominated foreign commercial paper, dollar-denominated foreign government obligations, asset-backed securities and municipal securities.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Monetary Policy Unchanged in Muted Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a historically low range between 0% and 0.25%.

In July, industrial production posted a relatively robust 1.0% gain after a mild setback in June, and the manufacturing and service sectors of the U.S. economy expanded for the twelfth and seventh consecutive months, respectively. Still, total nonfarm payroll employment fell by 131,000 jobs during the month, reflecting the end of temporary census hiring.The housing market remained moribund, as sales of new homes fell to a 47-year low in August, while purchases of existing homes plummeted to a 15-year low.

In August, the unemployment rate rose to 9.6%, as only 67,000 jobs were created in the private sector during the month. Economic data released in September appeared to support the consensus view that economic recovery, while intact, remained uncertain; manufacturing activity continued to increase, but employment and housing data showed few, if any, signs of improvement. The U.S. Department of Commerce later announced that U.S. GDP grew at a 2.6% annualized rate in the third quarter of 2010.

In response to the sluggish rebound, the Federal Reserve Board announced in September that it would embark on a second round of quantitative easing of monetary policy by purchasing $600 million of U.S.Treasury securities.This move was designed to fight deflationary forces and encourage lending by injecting more cash into the financial system. Indeed, October brought better economic news. The private sector added 159,000 jobs during the month, with much of the gain coming from the services sector. However, housing markets continued to disappoint when issues regarding the banking industry’s foreclosure process further clouded an already murky outlook for home values.

4

Economic data remained encouraging in November, except for one critical measure: the unemployment rate climbed to 9.8% after the economy created only 39,000 jobs during the month, below most analysts’ expectations.Yet, the manufacturing and service sectors continued to improve, and even the housing market posted better sales data.

A Focus on Quality and Liquidity

The low federal funds rate kept yields of high-quality, short-term instruments near zero percent, and with narrow yield differences along the market’s maturity spectrum, it made little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with money market industry averages.

The economic recovery appears to be gathering momentum, and we are hopeful that short-term yields will respond to a more constructive market environment in 2011. In the meantime, we intend to maintain the fund’s focus on quality and liquidity.

December 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total returns include reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking which may be modified or terminated at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Income Advantage Fund from July 1, 2010 (commencement of operations) to November 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2010
	Institutional Shares	Investor Shares
Expenses paid per $1,000†	$ 0.42	$ 1.47
Ending value (after expenses)	$1,001.80	$1,000.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2010††
	Institutional Shares	Investor Shares
Expenses paid per $1,000†††	$ 0.51	$ 1.78
Ending value (after expenses)	$1,024.57	$1,023.31

†	Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional Shares and .35% for Investor
Shares, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the actual days in the period).
††	Please note that while the fund commenced operations on July 1, 2010, the Hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period June 1, 2010 to November 30, 2010.
††† Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional shares and .35% for
Investor shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
November 30, 2010 (Unaudited)

	Principal
Short-Term Investments—100.0%	Amount ($)	Value ($)
Asset-Backed Commercial Paper—31.1%
Amsterdam Funding Corp.
0.67%, 12/20/10	9,500,000 [a]	9,498,470
Atlantis One Funding Corp.
0.62%, 1/4/11	9,500,000 [a]	9,498,245
CIESCO LLC
0.27%, 2/10/11	9,000,000 [a]	8,994,960
Fairway Finance Company LLC
0.30%, 1/7/11	9,500,000 [a]	9,497,293
FCAR Owner Trust, Ser. I
0.30%, 1/5/11	9,000,000	8,997,660
Govco
0.27%, 2/8/11	9,000,000 [a]	8,994,628
Thames Asset Global Securitization No. 1 Inc.
0.27%, 1/13/11	9,000,000 [a]	8,996,810
Windmill Funding Corp.
0.67%, 12/1/10	9,500,000 [a]	9,499,929
		73,977,995
Commerical Paper—23.1%
General Electric Capital Corp.
0.55%, 12/28/10	9,500,000	9,498,596
NRW Bank
0.36%, 4/1/11	9,500,000 [a]	9,488,989
Skandinaviska Enskilda Banken
0.36%, 1/10/11	9,500,000 [a]	9,496,808
Societe Generale N.A. Inc.
0.40%, 4/6/11	9,500,000	9,487,365
UBS Finance LLC (Delaware)
0.22%, 12/1/10	8,000,000	7,999,949
Westpac Securities NZ Ltd.
0.26%, 2/8/11	9,000,000 [a]	8,993,233
		54,964,940
Corporate Notes—4.0%
Merill Lynch & Co. Inc.
0.38%, 12/1/10	9,500,000	9,500,000
Negotiable Bank Certificate of Deposit—40.1%
Abbey National Treasury Services (Yankee)
0.37%, 1/3/11	9,500,000	9,500,357
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.28%, 1/5/11	9,500,000	9,499,809

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investments (continued)	Amount ($)	Value ($)
Negotiable Bank Certificate of Deposit (continued)
Credit Agricole CIB (Yankee)
0.40%, 4/5/11	9,500,000	9,499,659
Credit Suisse (Yankee)
0.25%, 12/27/10	10,000,000	9,999,700
DZ Bank AG (Yankee)
0.36%, 1/5/11	9,500,000	9,500,568
Fortis Bank SA/NV (Yankee)
0.40%, 4/4/11	9,500,000	9,499,662
Natixis (Yankee)
0.36%, 1/5/11	9,500,000	9,500,568
State Street Bank and Trust Co.
0.70%, 1/12/11	9,500,000	9,505,666
Sumitomo Mitsui Banking Corporation (Yankee)
0.28%, 1/5/11	9,500,000 [a]	9,499,904
Unicredit Bank AG (Yankee)
0.46%, 2/3/11	9,500,000	9,498,968
		95,504,861
Time Deposits—1.7%
Commerzbank (Grand Cayman)
0.23%, 12/1/10	4,000,000	4,000,000

Total Investments (cost $237,936,173)	100.0%	237,947,796
Liabilities, Less Cash and Receivables	(.0%)	(20,589)
Net Assets	100.0%	237,927,207

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2010, these securities amounted to $102,459,269 or 43.1% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	64.9	Finance	4.0
Asset-Backed/Multi-Seller Programs	15.5	Asset-Backed/Single Seller	3.8
Asset-Backed/Banking	11.8		100.0

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	237,936,173	237,947,796
Interest receivable		71,249
Deferred assets		69,823
		238,088,868
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)		18,595
Cash overdraft due to Custodian		65,764
Payable for shares of Beneficial Interest redeemed		36,000
Accrued expenses		41,302
		161,661
Net Assets ($)		237,927,207
Composition of Net Assets ($):
Paid-in capital		237,915,188
Accumulated net realized gain (loss) on investments		396
Accumulated net unrealized appreciation
(depreciation) on investments		11,623
Net Assets ($)		237,927,207

Net Asset Value Per Share
	Institutional Shares	Investor Shares
Net Assets ($)	187,923,007	50,004,200
Shares Outstanding	18,791,519	5,000,000
Net Asset Value Per Share ($)	10.00	10.00

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
From July 1, 2010 (commencement of operations)
to November 30, 2010 (Unaudited)

Investment Income ($):
Interest Income	445,789
Expenses:
Management fee—Note 2(a)	216,941
Distribution fees—Note 2(c)	52,412
Legal fees	35,761
Auditing fees	24,504
Registration fees	16,083
Custodian fees—Note 2(d)	8,741
Trustees’ fees and expenses—Note 2(b)	7,500
Prospectus and shareholders’ reports	2,841
Shareholder servicing costs—Note 2(d)	2,067
Miscellaneous	16,499
Total Expenses	383,349
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 2(a)	(243,918)
Less—reduction in expenses due to undertaking—Note 2(a)	(203)
Net Expenses	139,228
Investment Income—Net	306,561
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	396
Net unrealized appreciation (depreciation) on investments	11,623
Net Realized and Unrealized Gain (Loss) on Investments	12,019
Net Increase in Net Assets Resulting from Operations	318,580
See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS
From July 1, 2010 (commencement of operations)
to November 30, 2010 (Unaudited)

Operations ($):
Investment income—net	306,561
Net realized gain (loss) on investments	396
Net unrealized appreciation
(depreciation) on investments	11,623
Net Increase (Decrease) in Net Assets
Resulting from Operations	318,580
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(271,506)
Investor Shares	(35,055)
Total Dividends	(306,561)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	191,032,587
Investor Shares	50,000,000
Cost of shares redeemed:
Institutional Shares	(3,117,399)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	237,915,188
Total Increase (Decrease) in Net Assets	237,927,207
Net Assets ($):
Beginning of Period	—
End of Period	237,927,207
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	19,103,259
Shares redeemed	(311,740)
Net Increase (Decrease) in Shares Outstanding	18,791,519
Investor Shares
Shares sold	5,000,000

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from July 1, 2010 (commencement of operations) to November 30, 2010. All information reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from he fund’s financial statements.

	Institutional	Investor
	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	10.00	10.00
Investment Operations:
Investment income—net	.02	.01
Distributions:
Dividends from investment income—net	(.02)	(.01)
Net asset value, end of period	10.00	10.00
Total Return (%)[a]	.18	.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.38	.63
Ratio of net expenses to average net assets[b]	.10	.35
Ratio of net investment income
to average net assets[b]	.41	.17
Net Assets, end of period ($ x 1,000)	187,923	50,004

a	Not annualized.
b	Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Income Advantage Fund (the “fund”) is a separate diversified series ofThe Dreyfus/Laurel FundsTrust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series including the fund, which commenced operations on July 1, 2010.The fund’s investment objective seeks competitive interest income to the extent consistent with the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The fiscal year end of the fund is May 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Institutional and Investor. Institutional shares and Investor shares are identical except for the services offered to and the expenses borne by each class. Investor shares are subject to a distribution plan adopted pursuant to Rule 12b-1 under the Act. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

To help maintain a high degree of share price stability and preserve shareholders’ capital, the fund will maintain an average dollar weighted portfolio maturity of 120 days or less. In addition, the fund will only buy individual securities with remaining maturities of thirteen months or less, or that have features with the effect of reducing their maturities to thirteen months or less at the time of purchase. The fund is not a money market fund and will not seek to maintain a stable net asset value.The fund’s share price will fluctuate and there can be no guarantee that the fund will generate higher returns than money market funds.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board ofTrustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the

14

inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
Unadjusted		Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Short-Term Investments†	—	237,947,796	—	237,947,796
† See Statement of Investments for additional detailed categorizations.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at November 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

16

(d) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager and the Trust, the Trust has agreed to pay the Manager a management fee computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly.The Manager currently is limiting the fund’s operating expenses or assuming all or part of the expenses (exclusive of Rule 12b-1 distribution plan fees), so that the fund’s expenses do not exceed an annual rate of .10% of the value of the fund’s average daily net assets.This undertaking by the Manager is voluntary and may be terminated at any time. The expense reimbursement, pursuant to the undertaking, amounted to $243,918 during the period ended November 30, 2010.

The Manager has also undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $203 for Investor shares and $0 for Institutional shares during the period ended November 30, 2010.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Each Board member who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone.The Board Group Open-End Funds also reimburse each Board member who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund. The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by the Trust directly to the non-interested Board members, that would be applied to offset a portion of the management fee payable by certain other series of the Trust to the Manager, are in fact paid directly by the Manager to the non-interested Board members.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Investor shares pay the Distributor for distributing its shares at an annual rate of .25% of the value of the average daily net assets of Investor shares. During the period ended November 30, 2010, Investor shares were charged $52,412, pursuant to the Plan.

18

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan.

(d) The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2010, the fund was charged $500 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2010, the fund was charged $7 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2010, the fund was charged $8,741 pursuant to the custody agreement.

During the period ended November 30, 2010, the fund was charged $2,496 for services performed by the Chief Compliance Officer.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $47,688, Rule 12b-1 distribution plan fees $10,276, custodian fees $6,993, chief compliance officer fees $1,152 and transfer agency per account fees $500, which are offset against an expense reimbursement currently in effect in the amount of $48,014.

NOTE 3—Securities Transactions:

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended November 30, 2010.

At November 30, 2010, accumulated net unrealized appreciation on investments was $11,623, consisting of $17,575 gross unrealized appreciation and $5,952 gross unrealized depreciation.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 28-29, 2010, the Board considered the approval, through its renewal date of April 4, 2012, of the fund’s Management Agreement (“Management Agreement”), pursuant to which the Manager will provide the fund with investment advisory services and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that this information is applicable to the fund and that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services to be provided to the fund pursuant to its Management Agreement.The Board members also referenced information provided and discussions at previous meetings regarding the relationships the Manager has with various intermediaries and the different needs of each, the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to the different distribution channels.

The Board members considered the Manager’s research and portfolio management capabilities.The Board members also considered that the Manager also will provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure. The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

The Fund	21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance. The Board discussed with representatives of the Manager the portfolio management team and the fund’s investment objective and policies.

The Board members reviewed comparisons of the proposed management fee to those of funds in the Lipper Ultra Short Obligation Funds category and the average and median management fees for those funds as a group.The fund’s contractual management fee was below the ranges of the average and median contractual advisory or adviser/administration fees of the funds in the Lipper category that are listed as having at least one institutional share class in the Lipper LANAÆ Analytical Data-First Edition 2010.The fund’s estimated total expense ratio was below the average and median for the Lipper category and the Expense Groups (net of any fee waivers and reimbursements).

Representatives of the Manager informed the Board members that there were no other mutual funds managed by the Manager or its affiliates included in the Lipper Ultra Short Obligation Funds category and there were no other accounts managed by the Manager and/or its affiliates with similar policies and strategies as the fund.

Analysis of Profitability and Economies of Scale.As the fund had not yet commenced operations, the Manager’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Manager. The Board members considered potential benefits to the Manager from acting as investment adviser. The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets.The Board members noted the uncertainty of the estimated asset levels and discussed the renewal requirements for advisory agreements and their ability to review the management fee annually after an initial term of the Management Agreement.

22

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approving the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices to be provided by the Manager are adequate and appropriate.

  The Board concluded that the fee to be paid by the fund to the Manager was reasonable, in light of the services to be provided, comparative expense and management fee information, and bene- fits anticipated to be derived by the Manager from its relationship with the fund.

  The Board determined that because the fund had not commenced operations, economies of scale were not a factor, but, to the extent that material economies of scale are not shared with the fund in the future, the Board would seek to do so in connection with future renewals.

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of the fund’s Management Agreement was in the best interests of the fund.

The Fund	23

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: January 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: January 24, 2011

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EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

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